Average Annual Total Returns{- Chemicals Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-16 - Chemicals Portfolio	Chemicals Portfolio-Default Return Before Taxes Past 1 year	Chemicals Portfolio-Default Return Before Taxes Past 5 years	Chemicals Portfolio-Default Return Before Taxes Past 10 years	Chemicals Portfolio-Default After Taxes on Distributions Past 1 year	Chemicals Portfolio-Default After Taxes on Distributions Past 5 years	Chemicals Portfolio-Default After Taxes on Distributions Past 10 years	Chemicals Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Chemicals Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Chemicals Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1503 Past 1 year	F1503 Past 5 years	F1503 Past 10 years
Total	17.51%	9.00%	9.96%	17.21%	7.12%	8.48%	10.58%	6.76%	7.86%	18.40%	15.22%	13.88%	18.21%	12.45%	11.66%